Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 22,342	$ 24,401	$ 7,726
Marketable securities	6,191	6,843
Contract receivables	168	110	108
Accrued interest receivable	90	68	9
Prepaid expenses	1,876	364	147
Other current assets	266	453
Total current assets	30,933	32,239	7,990
Property and equipment, net	60	3	84
Other assets	203	258	42
Total assets	31,196	32,500	8,116
Current liabilities:
Accounts payable	1,069	697	657
Accrued liabilities	2,368	2,251	990
Warrant liability	11,638	6,466
Facility loan	410	38
Convertible notes			13,737
Accrued interest payable	36	36	2,566
Total current liabilities	15,521	9,488	17,950
Facility loan, less current portion	4,099	4,407
Other liabilities	200	9	36
Total liabilities	19,820	13,904	17,986
Commitments and contingencies
Redeemable convertible preferred stock, $0.0001 par value: no shares authorized, issued or outstanding at March 31, 2014 and December 31, 2013; 55,258,608 shares authorized and 661,059 shares issued and outstanding at December 31, 2012; aggregate liquidation preference $256,750 as of December 31, 2012			318,697
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value: 10,000,000 shares authorized at March 31, 2014 and December 31, 2013; no shares authorized at December 31, 2012; no shares issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 10,064,495, 9,455,064 and 5,792 shares issued and outstanding as of March 31, 2014, December 31, 2013 and 2012, respectively	1	1
Additional paid-in capital	370,276	367,435	913
Accumulated other comprehensive income	3	2
Accumulated deficit	(358,904)	(348,842)	(329,480)
Total stockholders' equity (deficit)	11,376	18,596	(328,567)
Total liabilities and redeemable convertible preferred stock and stockholders' equity (deficit)	$ 31,196	$ 32,500	$ 8,116